Investment - Summary of Balances and Changes in Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Associates, beginning	R$ 25,588
Associates, ending	7,176	R$ 25,588
Transportadora sulbrasileira de gas [member]
Disclosure of associates [line items]
Associates, beginning	5,150	5,661	R$ 4,689
Capital decrease	(1,500)
Dividends	(998)	(2,357)	(818)
Share of profit (loss) of associates	552	(1,846)	1,790
Share of profit (loss) of associates - discontinued operations	0	0	0
Reclassification to assets held for sale	0
Associates, ending	3,204	5,150	5,661
Oxicap Industria de Gases [member]
Disclosure of associates [line items]
Associates, beginning	16,348	15,934	15,366
Capital decrease	0
Dividends	0	0	0
Share of profit (loss) of associates	0	0	0
Share of profit (loss) of associates - discontinued operations	48	414	568
Reclassification to assets held for sale	(16,396)
Associates, ending	0	16,348	15,934
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of associates [line items]
Associates, beginning	3,542	3,554	3,590
Capital decrease	0
Dividends	0	0	0
Share of profit (loss) of associates	(14)	(12)	(36)
Share of profit (loss) of associates - discontinued operations	0	0	0
Reclassification to assets held for sale	0
Associates, ending	3,528	3,542	3,554
Metalurgica plus [member]
Disclosure of associates [line items]
Associates, beginning	47	138	228
Capital decrease	0
Dividends	0	0	0
Share of profit (loss) of associates	(100)	(91)	(90)
Share of profit (loss) of associates - discontinued operations	0	0	0
Reclassification to assets held for sale	0
Associates, ending	53	47	138
Plenogas distribuidora de gas [member]
Disclosure of associates [line items]
Associates, beginning	501	463	465
Capital decrease	0
Dividends	0	0	(87)
Share of profit (loss) of associates	(4)	(38)	85
Share of profit (loss) of associates - discontinued operations	0	0	0
Reclassification to assets held for sale	0
Associates, ending	497	501	463
Associates [member]
Disclosure of associates [line items]
Associates, beginning	25,588	25,750	24,338
Capital decrease	(1,500)
Dividends	(998)	(2,357)	(905)
Share of profit (loss) of associates	434	(1,781)	2,317
Share of profit (loss) of associates - discontinued operations	48	414	0
Reclassification to assets held for sale	(16,396)
Associates, ending	R$ 7,176	R$ 25,588	R$ 25,750